Business Acquisitions - Schedule of Allocation of the Purchase Price (Detail) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition [Line Items]
Goodwill	$ 19,316,256	$ 17,214,883	$ 4,378,664
Accounts payable and accrued expenses
Business Acquisition [Line Items]
Liabilities Assumed		107,850
Unearned premiums
Business Acquisition [Line Items]
Liabilities Assumed		1,189,672
Federal income taxes payable
Business Acquisition [Line Items]
Liabilities Assumed		110,000
Funds held as collateral
Business Acquisition [Line Items]
Liabilities Assumed		1,642,026
Deferred tax liability
Business Acquisition [Line Items]
Liabilities Assumed		129,000
Clear Channel Outdoor, Inc.
Business Acquisition [Line Items]
Property and Equipment Assets Acquired	1,850,000
Goodwill	230,500
Total Intangible Assets	1,133,444
Total Assets Acquired	2,983,444
Clear Channel Outdoor, Inc. | Customer relationships
Business Acquisition [Line Items]
Intangible Assets Acquired	888,259
Clear Channel Outdoor, Inc. | Permits, licenses and lease acquisition costs
Business Acquisition [Line Items]
Intangible Assets Acquired	14,685
Hartlind Outdoor
Business Acquisition [Line Items]
Property and Equipment Assets Acquired	126,480
Goodwill	1,870,873
Total Intangible Assets	2,690,520
Total Assets Acquired	2,817,000
Hartlind Outdoor | Easements
Business Acquisition [Line Items]
Intangible Assets Acquired	240,000
Hartlind Outdoor | Customer relationships
Business Acquisition [Line Items]
Intangible Assets Acquired	534,147
Hartlind Outdoor | Permits, licenses and lease acquisition costs
Business Acquisition [Line Items]
Intangible Assets Acquired	40,500
Hartlind Outdoor | Noncompetition and non-solicitation agreements
Business Acquisition [Line Items]
Intangible Assets Acquired	5,000
Fiscal 2017 Acquisition
Business Acquisition [Line Items]
Property and Equipment Assets Acquired	1,976,480
Goodwill	2,101,373
Total Intangible Assets	3,823,964
Total Assets Acquired	5,800,444
Fiscal 2017 Acquisition | Easements
Business Acquisition [Line Items]
Intangible Assets Acquired	240,000
Fiscal 2017 Acquisition | Customer relationships
Business Acquisition [Line Items]
Intangible Assets Acquired	1,422,406
Fiscal 2017 Acquisition | Permits, licenses and lease acquisition costs
Business Acquisition [Line Items]
Intangible Assets Acquired	55,185
Fiscal 2017 Acquisition | Noncompetition and non-solicitation agreements
Business Acquisition [Line Items]
Intangible Assets Acquired	$ 5,000
Jag, Inc.
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets		106,340
Property and Equipment Assets Acquired		702,735
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets		6,954,246
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Total		6,954,246
Goodwill		3,915,171
Total Intangible Assets		6,145,171
Jag, Inc. | Easements
Business Acquisition [Line Items]
Intangible Assets Acquired		110,000
Jag, Inc. | Accounts receivable
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets		106,340
Jag, Inc. | Customer relationships
Business Acquisition [Line Items]
Intangible Assets Acquired		1,425,000
Jag, Inc. | Permits, licenses and lease acquisition costs
Business Acquisition [Line Items]
Intangible Assets Acquired		695,000
Jag, Inc. | Structures and displays
Business Acquisition [Line Items]
Property and Equipment Assets Acquired		562,300
Jag, Inc. | Vehicles, Equipment and Furniture
Business Acquisition [Line Items]
Property and Equipment Assets Acquired		140,435
Rose City Outdoor
Business Acquisition [Line Items]
Property and Equipment Assets Acquired		230,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets		287,320
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Total		287,320
Goodwill		31,220
Total Intangible Assets		57,320
Rose City Outdoor | Permits, licenses and lease acquisition costs
Business Acquisition [Line Items]
Intangible Assets Acquired		26,100
Rose City Outdoor | Structures and displays
Business Acquisition [Line Items]
Property and Equipment Assets Acquired		230,000
Kelley Outdoor Media LLC
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets		21,885
Property and Equipment Assets Acquired		733,500
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets		2,021,885
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Total		2,021,885
Goodwill		1,013,500
Total Intangible Assets		1,266,500
Kelley Outdoor Media LLC | Accounts receivable
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets		21,885
Kelley Outdoor Media LLC | Customer relationships
Business Acquisition [Line Items]
Intangible Assets Acquired		215,000
Kelley Outdoor Media LLC | Permits, licenses and lease acquisition costs
Business Acquisition [Line Items]
Intangible Assets Acquired		38,000
Kelley Outdoor Media LLC | Structures and displays
Business Acquisition [Line Items]
Property and Equipment Assets Acquired		733,500
Billborads 2016
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets		128,225
Property and Equipment Assets Acquired		1,666,235
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets		9,263,451
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Total		9,263,451
Goodwill		4,959,891
Total Intangible Assets		7,468,991
Billborads 2016 | Easements
Business Acquisition [Line Items]
Intangible Assets Acquired		110,000
Billborads 2016 | Accounts receivable
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets		128,225
Billborads 2016 | Customer relationships
Business Acquisition [Line Items]
Intangible Assets Acquired		1,640,000
Billborads 2016 | Permits, licenses and lease acquisition costs
Business Acquisition [Line Items]
Intangible Assets Acquired		759,100
Billborads 2016 | Structures and displays
Business Acquisition [Line Items]
Property and Equipment Assets Acquired		1,525,800
Billborads 2016 | Vehicles, Equipment and Furniture
Business Acquisition [Line Items]
Property and Equipment Assets Acquired		140,435
Warnock
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets		90,996
Property and Equipment Assets Acquired		20,325
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets		1,345,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Total		1,345,000
Goodwill		717,679
Total Intangible Assets		1,233,679
Warnock | Cash
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets		80,000
Warnock | Prepaid expenses
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets		10,996
Warnock | Customer relationships
Business Acquisition [Line Items]
Intangible Assets Acquired		248,000
Warnock | Noncompetition and non-solicitation agreements
Business Acquisition [Line Items]
Intangible Assets Acquired		75,000
Warnock | Trademarks and Trade Names
Business Acquisition [Line Items]
Intangible Assets Acquired		55,000
Warnock | Technology
Business Acquisition [Line Items]
Intangible Assets Acquired		138,000
Warnock | Office Furniture and Equipment
Business Acquisition [Line Items]
Property and Equipment Assets Acquired		20,325
United Casualty and Surety Insurance Company
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets		8,560,352
Property and Equipment Assets Acquired		9,548
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets		16,178,548
Liabilities Assumed		3,178,548
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Total		13,000,000
Goodwill		7,158,648
Total Intangible Assets		7,608,648
United Casualty and Surety Insurance Company | Cash
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets		3,631,626
United Casualty and Surety Insurance Company | Accounts receivable
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets		416,611
United Casualty and Surety Insurance Company | Investments, short-term
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets		1,003,196
United Casualty and Surety Insurance Company | Prepaid expenses
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets		99,153
United Casualty and Surety Insurance Company | Deferred policy acquisition costs
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets		276,556
United Casualty and Surety Insurance Company | Funds held as collateral assets
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets		1,642,026
United Casualty and Surety Insurance Company | Investments, long-term
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets		1,486,320
United Casualty and Surety Insurance Company | Other noncurrent assets
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets		4,864
United Casualty and Surety Insurance Company | Permits, licenses and lease acquisition costs
Business Acquisition [Line Items]
Intangible Assets Acquired		450,000
United Casualty and Surety Insurance Company | Office Furniture and Equipment
Business Acquisition [Line Items]
Property and Equipment Assets Acquired		9,548
Insurance Total 2016
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets		8,651,348
Property and Equipment Assets Acquired		29,873
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets		17,523,548
Liabilities Assumed		3,178,548
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Total		14,345,000
Goodwill		7,876,327
Total Intangible Assets		8,842,327
Insurance Total 2016 | Cash
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets		3,711,626
Insurance Total 2016 | Accounts receivable
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets		416,611
Insurance Total 2016 | Investments, short-term
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets		1,003,196
Insurance Total 2016 | Prepaid expenses
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets		110,149
Insurance Total 2016 | Deferred policy acquisition costs
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets		276,556
Insurance Total 2016 | Funds held as collateral assets
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets		1,642,026
Insurance Total 2016 | Investments, long-term
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets		1,486,320
Insurance Total 2016 | Other noncurrent assets
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets		4,864
Insurance Total 2016 | Customer relationships
Business Acquisition [Line Items]
Intangible Assets Acquired		248,000
Insurance Total 2016 | Permits, licenses and lease acquisition costs
Business Acquisition [Line Items]
Intangible Assets Acquired		450,000
Insurance Total 2016 | Noncompetition and non-solicitation agreements
Business Acquisition [Line Items]
Intangible Assets Acquired		75,000
Insurance Total 2016 | Trademarks and Trade Names
Business Acquisition [Line Items]
Intangible Assets Acquired		55,000
Insurance Total 2016 | Technology
Business Acquisition [Line Items]
Intangible Assets Acquired		138,000
Insurance Total 2016 | Office Furniture and Equipment
Business Acquisition [Line Items]
Property and Equipment Assets Acquired		29,873
Total 2016
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets		8,779,573
Property and Equipment Assets Acquired		1,696,108
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets		26,786,999
Liabilities Assumed		3,178,548
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Total		23,608,451
Goodwill		12,836,218
Total Intangible Assets		16,311,318
Total 2016 | Easements
Business Acquisition [Line Items]
Intangible Assets Acquired		110,000
Total 2016 | Cash
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets		3,711,626
Total 2016 | Accounts receivable
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets		544,836
Total 2016 | Investments, short-term
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets		1,003,196
Total 2016 | Prepaid expenses
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets		110,149
Total 2016 | Deferred policy acquisition costs
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets		276,556
Total 2016 | Funds held as collateral assets
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets		1,642,026
Total 2016 | Investments, long-term
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets		1,486,320
Total 2016 | Other noncurrent assets
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets		4,864
Total 2016 | Customer relationships
Business Acquisition [Line Items]
Intangible Assets Acquired		1,888,000
Total 2016 | Permits, licenses and lease acquisition costs
Business Acquisition [Line Items]
Intangible Assets Acquired		1,209,100
Total 2016 | Noncompetition and non-solicitation agreements
Business Acquisition [Line Items]
Intangible Assets Acquired		75,000
Total 2016 | Trademarks and Trade Names
Business Acquisition [Line Items]
Intangible Assets Acquired		55,000
Total 2016 | Technology
Business Acquisition [Line Items]
Intangible Assets Acquired		138,000
Total 2016 | Structures and displays
Business Acquisition [Line Items]
Property and Equipment Assets Acquired		1,525,800
Total 2016 | Vehicles, Equipment and Furniture
Business Acquisition [Line Items]
Property and Equipment Assets Acquired		140,435
Total 2016 | Office Furniture and Equipment
Business Acquisition [Line Items]
Property and Equipment Assets Acquired		$ 29,873